COMMITMENTS AND CONTINGENCIES - Purchase Commitments (Details) - Purchase Commitment [Member] - Schedule of outstanding purchase commitments in relation to bandwidth and cabinet capacity
¥ in Thousands
Dec. 31, 2023 CNY (¥)
COMMITMENTS AND CONTINGENCIES
2024	¥ 888,030
2025	227,716
2026	173,244
2027	72,906
2028	7,820
2029 and thereafter	2,627
Commitments to purchase	¥ 1,372,343